Financial information by segment, Assets and liabilities by geography (Details) $ in Thousands, € in Millions	Dec. 31, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	$ 7,204,267			$ 7,483,259
Investments carried under the equity method	230,307			260,031	$ 294,581
Other current financial assets	188,886			195,893
Cash and cash equivalents (project companies)	448,301			600,990	622,689	$ 868,501
Assets held for sale	28,642			0
Total assets	8,714,333			9,100,911
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,319,260			4,553,052	5,036,193
Grants and other liabilities	1,233,808			1,252,513
Long-term and short-term corporate debt	1,084,838	$ 7,700	€ 7	1,017,200	1,023,071
Other non-current liabilities	44,489			45,365
Total liabilities	7,125,524			7,311,864
Equity	1,588,809			1,789,047	$ 1,748,605	$ 1,740,881
Total liabilities and equity	8,714,333			9,100,911
North America [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	3,063,019			3,167,490
Investments carried under the equity method	177,260			210,704
Other current financial assets	110,016			118,385
Cash and cash equivalents (project companies)	137,480			187,568
Assets held for sale	28,642
Total assets	3,516,417			3,684,147
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,629,278			1,713,125
Grants and other liabilities	945,888			994,874
Total liabilities	2,575,166			2,707,999
South America [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	1,184,599			1,241,879
Investments carried under the equity method	9,178			4,450
Other current financial assets	30,803			31,136
Cash and cash equivalents (project companies)	121,945			85,697
Assets held for sale	0
Total assets	1,346,525			1,363,162
Liabilities allocated [Abstract]
Long-term and short-term project debt	808,481			841,906
Grants and other liabilities	36,307			25,031
Total liabilities	844,788			866,937
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	2,956,649			3,073,889
Investments carried under the equity method	43,869			44,878
Other current financial assets	48,067			46,373
Cash and cash equivalents (project companies)	155,551			266,557
Assets held for sale	0
Total assets	3,204,136			3,431,697
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,881,501			1,998,021
Grants and other liabilities	251,613			232,608
Total liabilities	2,133,114			2,230,629
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	7,204,267			7,483,259
Investments carried under the equity method	230,307			260,031
Other current financial assets	188,886			195,893
Cash and cash equivalents (project companies)	414,976			539,822
Assets held for sale	28,642
Total assets	8,067,078			8,479,005
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,319,260			4,553,052
Grants and other liabilities	1,233,808			1,252,513
Total liabilities	5,553,068			5,805,565
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	297,577			325,893
Other current assets (including cash and cash equivalents at holding company level)	349,678			296,013
Total assets	647,255			621,906
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,084,838			1,017,200
Other non-current liabilities	301,245			313,328
Other current liabilities	186,373			175,771
Total liabilities	1,572,456			1,506,299
Equity	1,588,809			1,789,047
Total liabilities and equity	$ 3,161,265			$ 3,295,346